Other termed debts (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term Debt:
	June 30, 2015	June 30, 2014
People’s General Bank
Overdraft protection credit line loan; up to $20,000 available at June 30, 2015, with minimum payments based upon a twentyfour month payout from most recent utilization, or $215 plus interest at June 30, 2015.	$7,542	$11,044
Ford Credit Company:
Payable in monthly payments of $499, including interest at 4.90% through April, 2019 secured by transportation equipment.	$20,904	$25,744
Payable in monthly payments of $428, including interest at 6.79% through August, 2014 secured by transportation equipment.	-	$849
	$28,446	$37,637
Less: current portion	(12,623)	(16,732)
Total	$15,823	$20,905

Schedule of Capital Leased Assets [Table Text Block]
The assets are amortized over their estimated productive lives. Amortization is included in depreciation expense.

	June 30, 2015	June 30, 2014
The following is a summary of property held under capital leases:
Property held under capital leases	$56,013	$111,495
Less: accumulated amortization	(38,276)	(82,555)
Net property under capital leases	$17,737	$28,940

	June 30, 2015	June 30, 2014
The following is a summary of balances due under capital leases:
Total minimum lease payments	$12,510	31,336
Less: amount representing interest	(449)	(2,030)
Present value of net minimum lease payments	12,061	29,306
Less: current portion	(12,061)	(17,245)
Long-term portion	$-	$12,061

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Interest expense charged to operations for the extended disability payments was $1,849 and $2,218 in 2015 and 2014, respectively.

	June 30, 2015	June 30, 2014
Total of extended disability benefits	$36,152	$45,584
Less: amount representing interest	(3,316)	(5,165)
Present value of disability benefits	32,836	40,418
Less: current portion	(7,970)	(7,582)
Long-term portion	$24,866	$32,836

Schedule of Debt [Table Text Block]
Summary totals for Other termed debts consist of: (i) Long-term Debt, (ii) Capital Leases , & (iii) Extended Payment Arrangements.

	June 30, 2015	June 30, 2014
Total minimum long term debt, capital lease & extended disability payments	$73,343	$107,361
Less: current portion	(32,654)	(41,559)
Long-term portion	$40,689	$65,802

Schedule of Maturities of Long-term Debt [Table Text Block]
The maturities of all other termed debts for each of the next five years & thereafter are as follows:

June 30,
2016	35,476
2017	15,424
2018	15,424
2019	12,851
Total minimum long term debt, capital lease & extended disability payments	$79,175
Less: amount representing interest	(5,832)
Present value of long term debt, capital lease & extended disability payments	$73,343
Less: current portion	(32,654)
Long-term portion	$40,689